UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      MARK S. HOWARD
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT FUND, INC., LONG-TERM FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING MARCH 31, 2004




[LOGO OF USAA]
   USAA(R)
                              USAA LONG-TERM Fund

                                             [GRAPHIC OF USAA LONG-TERM FUND]

                              A n n u a l   R e p o r t
--------------------------------------------------------------------------------
MARCH 31, 2004                                    USAA NATIONAL TAX-EXEMPT FUNDS

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                    5

FINANCIAL INFORMATION

  Distributions to Shareholders                                              17

  Independent Auditor's Report                                               18

  Portfolio of Investments                                                   19

  Notes to Portfolio of Investments                                          34

  Financial Statements                                                       35

  Notes to Financial Statements                                              38

DIRECTORS' AND OFFICERS' INFORMATION                                         47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                                 USAA'S FIXED-INCOME
                                                   FUNDS RECEIVED
[PHOTO OF CHRISTOPHER W. CLAUS]                 LIPPER'S FUND AWARD
                                                FOR BEST BOND GROUP
                                                    IN AMERICA.

                                                         "
--------------------------------------------------------------------------------

[LOGO OF LIPPER FUND AWARDS]

USAA BOND FUNDS NAMED BEST BOND GROUP 2004.

I'm proud to inform you that USAA's fixed-income funds received Lipper's Fund Award for Best Bond Group in America - No. 1 out of 97 mutual fund families - for the overall 3-, 5-, and 10-year period ending December 31, 2003. The award was given by Lipper, a leading global provider of mutual fund information and analysis, in recognition of our taxable and tax-exempt bond funds' achieving higher average consistent returns than any other U.S. fund group's bond funds.

Our team of managers, analysts, and traders has consistently delivered "best-in-class" performance by concentrating on risk management and having a disciplined approach to the interest-rate environment and income accumulation. And our funds have some of the most competitive fees in the industry.

Our attention is focused on the improving U.S. economy. During the last several weeks, we have seen an increase in job creation and hints of inflation, suggesting the Federal Reserve Board (the Fed) may start to consider raising short-term interest rates. Although many Fed watchers believe that rate increases will begin after this year's presidential election, some investors have begun to speculate that Fed tightening will start earlier than expected.

Whatever the timing, we believe short-term interest rates are headed upward, and have positioned our bond portfolios accordingly. Our strategy is twofold. We continue to work hard at generating high current income, which is critical to long-term total return. Simultaneously, we look to limit potential share volatility. Once short-term interest rates start to rise, money market yields will increase while bond prices - and share prices - will fall. To manage the impact of a rate increase on

 . . . C O N T I N U E D
========================--------------------------------------------------------

the share price of a bond fund, we seek advantageous points along the yield curve that will allow us to balance income with the potential for share price volatility.

Over the last decade, USAA's fixed-income team has demonstrated its ability to read the bond market and manage the interest-rate cycle while providing excellent risk-adjusted rates of return. As the Lipper award indicates, we have consistently provided our shareholders with some of the best returns in the business; we remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

We will continue to work hard to provide you with compelling reasons to invest at USAA - including our market-tested portfolio management team, best-in-class performance, outstanding service, and no-load mutual funds that have no sales loads, contractual plans, or 12b-1 fees.

For all of us at USAA, thank you for your continuing faith and trust in us.

Sincerely,

/s/ Christopher W. Claus

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE
FUND.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND
RESEARCH FIRM.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA LONG-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is 10 years or more.

-------------------------------------------------------------------------------------------
                                                          3/31/04              3/31/03
-------------------------------------------------------------------------------------------
Net Assets                                             $2,273.1 Million    $2,246.1 Million
Net Asset Value Per Share                                   $14.13              $13.83
Tax-Exempt Dividends Per Share Last 12 Months               $0.647              $0.665
Capital Gain Distributions Per Share Last 12 Months            -                   -

-------------------------------------------------------------------------------------------
                                                          3/31/04              3/31/03
-------------------------------------------------------------------------------------------
Dollar-Weighted Average
   Portfolio Maturity                                    15.4 Years           16.0 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

-------------------------------------------------------------------------------------------
                             30-DAY SEC YIELD* AS OF 3/31/04
-------------------------------------------------------------------------------------------
30-DAY SEC YIELD                                                               3.31%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDING MARCH 31, 2004

------------------------------------------------------------------------------
                    TOTAL RETURN     =    DIVIDEND RETURN    +    PRICE CHANGE
------------------------------------------------------------------------------
10 Years               6.48%         =        5.74%          +       0.74%
5 Years                5.70%         =        5.40%          +       0.30%
1 Year                 7.01%         =        4.84%          +       2.17%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2004

        TOTAL RETURN
--------------------------------
   [CHART OF TOTAL RETURN]

3/31/1995                 5.07%
3/31/1996                 7.88%
3/31/1997                 6.51%
3/31/1998                12.04%
3/31/1999                 4.98%
3/31/2000                -2.95%
3/31/2001                11.35%
3/31/2002                 3.03%
3/31/2003                10.76%
3/31/2004                 7.01%

        [END CHART]

        DIVIDEND RETURN
-------------------------------
  [CHART OF DIVIDEND RETURN]

3/31/1995                 6.23%
3/31/1996                 6.26%
3/31/1997                 6.13%
3/31/1998                 6.14%
3/31/1999                 5.55%
3/31/2000                 5.46%
3/31/2001                 6.17%
3/31/2002                 5.27%
3/31/2003                 5.27%
3/31/2004                 4.84%

           [END CHART]

      CHANGE IN SHARE PRICE
--------------------------------
[CHART OF CHANGE IN SHARE PRICE]

03/31/1995                -1.16%
03/31/1996                 1.62%
03/31/1997                 0.38%
03/31/1998                 5.90%
03/31/1999                -0.57%
03/31/2000                -8.41%
03/31/2001                 5.18%
03/31/2002                -2.24%
03/31/2003                 5.49%
03/31/2004                 2.17%

           [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS
                 AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              12-MONTH DIVIDEND YIELD COMPARISON

         [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                   USAA            LIPPER GENERAL MUNICIPAL
               LONG TERM FUND         DEBT FUNDS AVERAGE
               --------------      ------------------------
3/31/1995          6.03%                     5.40%
3/31/1996          6.03                      5.16
3/31/1997          5.95                      5.11
3/31/1998          5.55                      4.69
3/31/1999          5.49                      4.47
3/31/2000          5.93                      4.72
3/31/2001          5.53                      4.55
3/31/2002          5.34                      4.45
3/31/2003          4.81                      4.09
3/31/2004          4.58                      3.84

                        [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/95 TO 3/31/04.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                   USAA
                LEHMAN BROTHERS MUNICIPAL       LONG-TERM      LIPPER GENERAL MUNICIPAL      LIPPER GENERAL MUNICIPAL
                       BOND INDEX                  FUND           DEBT FUNDS INDEX              DEBT FUNDS AVERAGE
                -------------------------       ---------      ------------------------      ------------------------
03/31/94               $10000.00                $10000.00              $10000.00                     $10000.00
04/30/94                10084.92                 10031.94               10033.04                      10035.68
05/31/94                10172.20                 10100.62               10121.47                      10126.82
06/30/94                10109.98                 10000.31               10057.58                      10060.92
07/31/94                10295.44                 10145.10               10231.04                      10237.57
08/31/94                10331.12                 10182.13               10263.60                      10263.45
09/30/94                10179.57                 10015.28               10104.71                      10096.24
10/31/94                 9998.82                  9776.93                9911.57                       9902.85
11/30/94                 9817.78                  9522.35                9707.73                       9690.79
12/31/94                10033.91                  9748.75                9943.15                       9927.66
01/31/95                10320.80                 10076.15               10245.38                      10225.77
02/28/95                10620.96                 10403.37               10551.01                      10528.35
03/31/95                10743.03                 10506.68               10648.43                      10625.19
04/30/95                10755.71                 10509.66               10648.43                      10625.80
05/31/95                11098.92                 10853.53               10988.56                      10955.38
06/30/95                11001.92                 10728.59               10865.38                      10834.61
07/31/95                11106.00                 10791.96               10936.08                      10901.93
08/31/95                11246.94                 10913.57               11060.71                      11020.32
09/30/95                11318.00                 11000.18               11130.44                      11087.24
10/31/95                11482.53                 11199.72               11306.82                      11259.61
11/30/95                11673.30                 11423.34               11532.03                      11478.59
12/31/95                11785.35                 11559.86               11664.44                      11610.85
01/31/96                11874.39                 11602.26               11720.56                      11668.37
02/29/96                11794.19                 11495.99               11635.77                      11583.01
03/31/96                11643.52                 11334.21               11457.28                      11402.71
04/30/96                11610.50                 11299.29               11408.89                      11353.55
05/31/96                11606.08                 11312.21               11416.22                      11360.57
06/30/96                11732.57                 11452.09               11522.03                      11468.53
07/31/96                11838.72                 11565.44               11621.31                      11570.83
08/31/96                11836.06                 11568.94               11615.03                      11565.84
09/30/96                12001.48                 11760.82               11792.26                      11735.30
10/31/96                12137.11                 11907.35               11923.53                      11862.57
11/30/96                12359.43                 12114.80               12132.37                      12070.08
12/31/96                12307.24                 12076.63               12081.77                      12021.64
01/31/97                12330.53                 12090.63               12079.99                      12020.94
02/28/97                12443.76                 12212.52               12186.15                      12125.65
03/31/97                12277.75                 12071.78               12035.82                      11971.87
04/30/97                12380.66                 12176.83               12139.36                      12070.38
05/31/97                12567.01                 12372.22               12313.65                      12241.75
06/30/97                12700.87                 12507.54               12459.39                      12386.13
07/31/97                13052.63                 12854.86               12833.09                      12759.67
08/31/97                12930.27                 12744.03               12687.08                      12614.50
09/30/97                13083.59                 12939.44               12846.51                      12770.02
10/31/97                13167.92                 13019.07               12931.75                      12854.43
11/30/97                13245.47                 13123.14               13005.56                      12929.36
12/31/97                13438.60                 13330.64               13216.33                      13135.79
01/31/98                13577.18                 13456.69               13343.39                      13262.70
02/28/98                13581.31                 13470.09               13343.21                      13257.59
03/31/98                13593.40                 13524.58               13357.20                      13262.46
04/30/98                13532.07                 13422.27               13276.00                      13180.95
05/31/98                13746.13                 13654.89               13491.46                      13393.59
06/30/98                13800.38                 13720.79               13539.88                      13441.25
07/31/98                13834.88                 13754.00               13566.38                      13463.30
08/31/98                14048.65                 13984.11               13777.84                      13671.24
09/30/98                14223.79                 14145.98               13941.38                      13832.27
10/31/98                14223.50                 14078.37               13890.53                      13776.75
11/30/98                14273.33                 14113.63               13937.20                      13819.22
12/31/98                14309.30                 14127.02               13961.61                      13840.89
01/31/99                14479.43                 14237.29               14114.00                      13992.71
02/28/99                14416.34                 14169.33               14034.33                      13907.12
03/31/99                14436.09                 14197.64               14040.24                      13912.25
04/30/99                14472.06                 14221.34               14079.36                      13947.53
05/31/99                14388.32                 14126.07               13978.88                      13839.95
06/30/99                14181.34                 13939.85               13757.41                      13604.71
07/31/99                14232.94                 13951.13               13782.36                      13624.96
08/31/99                14118.83                 13738.11               13618.19                      13449.11
09/30/99                14124.72                 13689.23               13582.85                      13409.49
10/31/99                13971.70                 13499.91               13393.95                      13198.01
11/30/99                14120.30                 13570.33               13521.50                      13325.08
12/31/99                14015.04                 13414.86               13392.81                      13183.27
01/31/00                13954.00                 13301.38               13285.40                      13069.83
02/29/00                14116.17                 13485.70               13473.55                      13250.93
03/31/00                14424.59                 13778.28               13768.89                      13554.18
04/30/00                14339.38                 13679.36               13674.40                      13461.39
05/31/00                14264.78                 13600.01               13582.76                      13358.07
06/30/00                14642.78                 13962.96               13932.69                      13699.63
07/31/00                14846.53                 14173.87               14126.94                      13889.19
08/31/00                15075.34                 14396.43               14349.38                      14107.33
09/30/00                14996.91                 14318.96               14260.20                      14019.60
10/31/00                15160.55                 14468.06               14408.71                      14159.23
11/30/00                15275.25                 14604.08               14504.32                      14245.41
12/31/00                15652.66                 15039.64               14878.98                      14608.68
01/31/01                15807.76                 15057.32               14989.98                      14702.72
02/28/01                15857.88                 15194.29               15059.94                      14765.13
03/31/01                16000.00                 15340.25               15186.46                      14889.91
04/30/01                15826.63                 15022.95               14973.47                      14680.97
05/31/01                15997.05                 15218.46               15144.74                      14841.86
06/30/01                16104.08                 15377.49               15270.93                      14963.46
07/31/01                16342.62                 15681.26               15511.52                      15204.37
08/31/01                16611.82                 15958.65               15790.53                      15478.68
09/30/01                16556.10                 15776.94               15660.35                      15348.80
10/31/01                16753.35                 15978.54               15823.84                      15513.11
11/30/01                16612.12                 15838.63               15662.24                      15347.62
12/31/01                16454.96                 15691.57               15496.40                      15175.70
01/31/02                16740.38                 15912.06               15737.62                      15403.84
02/28/02                16942.06                 16123.56               15928.55                      15590.21
03/31/02                16610.05                 15806.64               15625.98                      15296.72
04/30/02                16934.69                 16115.76               15909.88                      15560.02
05/31/02                17037.59                 16224.57               16008.81                      15651.26
06/30/02                17217.75                 16373.53               16162.59                      15803.13
07/31/02                17439.18                 16588.21               16369.59                      15990.87
08/31/02                17648.83                 16808.53               16530.49                      16144.36
09/30/02                18035.38                 17241.86               16883.27                      16473.37
10/31/02                17736.40                 16889.44               16524.35                      16119.10
11/30/02                17662.69                 16810.41               16463.28                      16061.01
12/31/02                18035.38                 17214.38               16833.07                      16416.04
01/31/03                17989.68                 17148.08               16728.97                      16315.17
02/28/03                18241.19                 17455.70               16984.06                      16558.42
03/31/03                18252.10                 17508.06               16956.22                      16526.76
04/30/03                18372.70                 17703.37               17109.61                      16670.03
05/31/03                18802.89                 18156.28               17516.97                      17069.75
06/30/03                18722.98                 17994.13               17425.63                      16983.30
07/31/03                18067.82                 17372.39               16831.80                      16381.23
08/31/03                18202.56                 17559.74               16955.74                      16502.51
09/30/03                18737.73                 18053.30               17453.90                      16979.32
10/31/03                18643.37                 17985.18               17390.78                      16906.08
11/30/03                18837.68                 18219.71               17588.16                      17105.29
12/31/03                18993.66                 18422.42               17732.19                      17236.33
01/31/04                19102.46                 18479.50               17791.93                      17322.25
02/29/04                19389.95                 18850.08               18071.95                      17589.94
03/31/04                19322.42                 18735.10               17967.53                      17491.01

                                   [END CHART]

                 DATA FROM 3/31/94 THROUGH 3/31/04.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA Long-Term Fund to the following benchmarks:

                   o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                   o The Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper General Municipal Debt Funds category.

                   o The Lipper General Municipal Debt Funds Average, an average performance level of all general municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

10

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]         ROBERT R. PARISEAU, CFA
                                      USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2003, TO MARCH 31, 2004?

                 Your USAA Long-Term Fund provided a total return of 7.01% versus an average of 5.46% for the 299 funds in the Lipper General Municipal Debt Funds Average. This compares to a 5.86% return for the Lehman Brothers Municipal Bond Index and a 5.96% return for the Lipper General Municipal Debt Funds Index. The Fund's tax-exempt distributions over the 12-month period produced a dividend yield of 4.58%, well above the 3.84% of the Lipper category average.

                                           * * * * *

                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                 RATING(TM) OF 5 STARS IN THE MUNICIPAL NATIONAL LONG-TERM BOND
                   FUND CATEGORY (251 FUNDS IN CATEGORY) AS OF MARCH 31, 2004.
                   THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM
                  A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH
                   ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR
                                         RATING METRICS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 With respect to the municipal national long-term bond funds, the USAA Long-Term Fund received a Morningstar Rating of 5 stars for each of the three-, five-, and 10-year periods among 251, 223, and 126 funds, respectively, through March 31, 2004. Ratings are based on risk-adjusted returns.

                       [LOGO OF               [LOGO OF               [LOGO OF
                     LIPPER LEADER          LIPPER LEADER          LIPPER LEADER
                     TOTAL RETURN]        CONSISTENT RETURN]          EXPENSE]

                 The Fund is listed as a Lipper Leader for Total Return, Consistent Return, and Expense of 264 funds, 257 funds, and 267 funds, respectively, within the Lipper General Municipal Debt Funds category for the overall period ending March 31, 2004. The Fund received a Lipper Leader rating for Total Return among 264 funds, 229 funds, and 120 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

                 LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MARCH 31, 2004. THE USAA LONG-TERM FUND IN LIPPER'S GENERAL MUNICIPAL DEBT FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 251 FUNDS, 218 FUNDS, AND 98 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF MARCH 31, 2004. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 267 FUNDS, 231 FUNDS, AND 120 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                                [LOGO OF LIPPER FUND AWARDS]
                                 [BEST BOND GROUP USA 2004]

                 USAA won the 2004 Lipper Fund Award for the Best Bond Group in the United States.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 Confounding the pundits, municipal interest rates ended the year somewhat lower than they began. As you would expect when interest rates decline, longer maturity bonds significantly outperformed because of their higher income and price performance.

                 Money market rates remained painfully low--lower than inflation--producing a negative "real return." With the improving economy, the difference in yields between medium-grade and high-grade bonds narrowed (credit spreads tightened). Consequently, our focus on income paid off because many of the Fund's medium-grade bonds (BBB- and A-rated) outperformed--especially health-care-related bonds.

                 THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

                 The Fund remains fully invested in a diversified portfolio of long-term, investment-grade municipal bonds that are not subject to the federal alternative minimum tax (AMT). We invest with an income orientation because income usually provides the majority of a bond's total return over time. During the period, this strategy boosted performance. We remained fully invested while keeping the Fund's average maturity in a defensive posture. Although we had planned to purchase additional medium-grade securities, we opted to be very selective because of the tight credit spreads. We will continue to closely monitor the specific credit issues, political developments, and litigation that could potentially affect the value of your holdings.

WHAT IS THE OUTLOOK?

                 The U.S. economy is clearly on the mend. However, we believe future economic expansion will be spread unevenly among different industry sectors and will be sensitive to a rise in interest rates. The long-awaited acceleration in job growth is likely to trigger considerable interest-rate volatility. The U.S. presidential election and the war on terror will add more uncertainty. Although inflationary pressures may be building, many industries struggle to pass on the increased costs.

                 Short-term rates remain near historical lows, especially compared to long-term rates, which have fallen far less. Consequently, they may increase more than long-term rates once the Federal Reserve Board (the Fed) begins to raise rates. If the Fed delays raising short-term rates until late this year, we believe longer maturities may perform relatively well, rewarding investors with considerably higher income over time.

                 We appreciate your trust and continue to work hard on your behalf.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------

To match the USAA Long-Term Fund's closing 30-day
SEC yield of 3.31%, and assuming marginal federal
tax rates of:                                         25.00%        28.00%        33.00%        35.00%
A FULLY TAXABLE INVESTMENT MUST PAY:                   4.41%         4.60%         4.94%         5.09%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------
                TOP 10 INDUSTRIES
                (% of Net Assets)
-------------------------------------------

General Obligation                    18.1%

Escrowed/Prerefunded Bonds            16.4%

Hospital                              15.0%

Special Assessment/Tax/Fee            12.8%

Water/Sewer Utility                    6.3%

Education                              5.5%

Toll Road                              4.5%

Casinos & Gaming                       3.0%

Appropriated Debt                      2.5%

Nursing/CCRC                           1.8%
-------------------------------------------

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-33.

16

 . . . C O N T I N U E D
========================-------------------------------------------------------
                         HIGHLIGHTS

          PORTFOLIO RATINGS MIX
                3/31/04

 [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                 48%
AA                                  18%
A                                   14%
BBB                                 14%
BB                                   5%
Short-Term Instruments               1%

            [END PIE CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, or Dominion Bond Rating Service Ltd. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to categories AAA and BBB account for 0.2% and 1.0%, respectively, of the Fund's investments and are included in their appropriate categories above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-33.

 D I S T R I B U T I O N S
==========================-----------------------------------------------------
                           to SHAREHOLDERS

USAA LONG-TERM FUND

                 The Fund completed its fiscal year on March 31, 2004. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, after the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2004.

18

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

              USAA LONG-TERM FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA Long-Term Fund (a portfolio of USAA Tax Exempt Fund, Inc.), including the portfolio of investments, as of March 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors whose report dated May 3, 2002, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Long-Term Fund as of March 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP
              San Antonio, Texas
              May 7, 2004

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA LONG-TERM FUND
MARCH 31, 2004

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.
                 (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LONG-TERM FUND
MARCH 31, 2004

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

               COP          Certificate of Participation
               EDC          Economic Development Corp.
               ETM          Escrowed to final maturity
               GO           General Obligation
               IDA          Industrial Development Authority/Agency
               IDC          Industrial Development Corp.
               IDRB         Industrial Development Revenue Bond
               ISD          Independent School District
               MFH          Multifamily Housing
               MLO          Municipal Lease Obligation
               MTA          Metropolitan Transportation Authority
               PCRB         Pollution Control Revenue Bond
               PRE          Prerefunded to a date prior to maturity
               RB           Revenue Bond
               SFH          Single-Family Housing

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                  COUPON          FINAL       MARKET
   AMOUNT   SECURITY                                         RATE       MATURITY        VALUE
---------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (96.9%)

            ALABAMA (3.2%)
$   8,000   Courtland IDRB, Series 1994                      5.90%     2/01/2017     $  8,180
    9,410   Jefferson County Sewer Revenue
             Capital Improvement Warrants,
             Series 2002D (PRE)(INS)                         5.25      2/01/2024       10,794
            Marshall County Health Care Auth. RB,
    1,000    Series 2002A                                    6.25      1/01/2022        1,100
    1,150    Series 2002A                                    5.75      1/01/2032        1,205
    1,500    Series 2002D                                    5.75      1/01/2032        1,572
            Parks System Improvement Corp. GO,
    7,670    Series 2001C                                    5.00      6/01/2020        8,116
    7,805    Series 2001C                                    5.00      6/01/2021        8,173
            Public School and College RB,
   15,000    Series 1999A (INS)                              5.50      9/01/2029       16,384
    4,140    Series 2001A                                    5.00      2/01/2020        4,378
   11,000   Univ. of Alabama at Birmingham Hospital RB,
             Series 2000A (INS)                              5.88      9/01/2031       12,459

            ALASKA (0.3%)
    2,000   Anchorage GO, Series 2003B (INS)                 5.25      9/01/2018        2,217
    4,095   Municipality of Anchorage GO,
             Series 2001A (INS)                              5.00      6/01/2019        4,356

            ARIZONA (0.3%)
    5,500   School Facilities Board RB, Series 2002          5.25      7/01/2018        6,079

            CALIFORNIA (4.1%)
    5,165   Department of Water Resources Central
             Valley Project RB, Series Y (INS)               5.25     12/01/2018        5,734
   15,000   Department of Water Resources Power
             Supply RB, Series 2002A (INS)                   5.50      5/01/2013       17,264
            El Dorado Irrigation District COP,
    5,620    Series A (INS)                                  5.25      3/01/2016        6,251
    1,915    Series A (INS)                                  5.25      3/01/2017        2,123
            Golden State Tobacco Securitization RB
             (State Appropriation Enhanced),
    4,000    Series 2003B                                    5.75      6/01/2022        4,270
   14,570    Series 2003B                                    5.38      6/01/2028       14,759
   10,000    Series 2003B                                    5.50      6/01/2033       10,183
    5,000   State GO                                         5.25     11/01/2021        5,236

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                  COUPON          FINAL       MARKET
   AMOUNT   SECURITY                                         RATE       MATURITY        VALUE
---------------------------------------------------------------------------------------------
$  10,000   State GO                                         5.13%     2/01/2028     $ 10,152
   17,500   State GO                                         5.00      2/01/2033       17,519

            COLORADO (1.6%)
   11,000   Denver City and County COP (MLO),
             Series 2000B (PRE)(INS)                         5.50     12/01/2025       12,850
            Denver Health and Hospital Auth. RB,
    1,000    Series 2001A                                    6.00     12/01/2023        1,027
    3,730    Series 2001A                                    6.00     12/01/2031        3,816
    1,000   Eagle Bend Metropolitan District No. 2 GO,
             Series 2003 (INS)                               5.25     12/01/2023        1,050
    4,000   Health Facilities Auth. RB, Series 2002A
             (Covenant Retirement Communities, Inc.) (INS)   5.50     12/01/2027        4,256
   11,480   Summit County Sports Facilities RB,
             Series 1990                                     7.88      9/01/2008       14,062

            CONNECTICUT (3.7%)
            Mashantucket (Western) Pequot Tribe RB,
   64,950    Series 1997B(a)                                 5.75      9/01/2027       67,001
    1,500    Series 1999A(a)                                 5.50      9/01/2028        1,532
            State GO,
    5,000    Series 2001D                                    5.13     11/15/2015        5,689
    5,900    Series 2002D                                    5.38     11/15/2021        6,449
    4,000   Transportation Infrastructure Special
             Tax Obligation RB, Series 2001B (INS)           5.38     10/01/2015        4,474

            DISTRICT OF COLUMBIA (2.6%)
            GO,
   15,320    Series 1999A (PRE)(INS)                         5.50      6/01/2029       17,702
   37,580    Series 1999A (INS)                              5.50      6/01/2029       40,627

            FLORIDA (2.3%)
            Board of Education Public Education GO,
   15,665    Series 1998E (NBGA)                             5.63      6/01/2025       17,388
    7,000    Series 1998E (NBGA)                             5.63      6/01/2029        7,791
            Collier County School Board COP (MLO),
    5,415    Series 2002 (INS)                               5.38      2/15/2021        5,912
    5,000    Series 2002 (INS)                               5.38      2/15/2022        5,437
   10,000   Miami Limited Ad Valorem Tax Bonds GO,
             Series 2002 (INS)                               5.50      1/01/2021       11,069
    4,000   Orange County Health Facilities Auth. RB,
             Series 2002                                     5.75     12/01/2027        4,230

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                  COUPON          FINAL       MARKET
   AMOUNT   SECURITY                                         RATE       MATURITY        VALUE
---------------------------------------------------------------------------------------------
            GEORGIA (2.0%)
$  12,000   Fayette County Public Facilities Auth. RB,
             Series 2000 (PRE)                               5.88%     6/01/2028     $ 14,208
    8,000   Henry County Water and Sewage Auth. RB,
             Series 2000 (INS)                               5.63      2/01/2030        8,878
            Municipal Electric Auth. RB,
    3,085    Series 2002A (INS)                              5.25     11/01/2021        3,345
    2,000    Series 2002A (INS)                              5.25     11/01/2022        2,158
    5,000   Private Colleges and Univ. Auth. RB,
             Series 1999A                                    5.50     11/01/2025        5,458
   10,000   Savannah Economic Development Auth. PCRB,
             Series 1995                                     6.15      3/01/2017       11,775

            ILLINOIS (7.3%)
    5,000   Chicago Special Assessment Improvement
             Bonds, Series 2002                              6.75     12/01/2032        5,027
            Chicago-O'Hare International Airport RB,
    3,445    Series 2001B (INS)                              5.13      1/01/2020        3,660
    3,060    Series 2001B (INS)                              5.13      1/01/2021        3,241
            Health Facilities Auth. RB,
    9,945    Series 1985A (Univ. of Chicago)                 5.50      8/01/2020       11,023
   17,775    Series 1992 (Mercy Hospital)                    7.00      1/01/2015        9,953
    7,000    Series 1998 (Centegra Health Sys.)              5.25      9/01/2024        6,987
    5,030    Series 2000 (Riverside Health Sys.)             6.85     11/15/2029        5,534
            Metropolitan Pier and Exposition Auth. RB,
    8,000    Series 2002A (INS)                              5.50      6/15/2023        8,857
    5,000    Series 2002B, 5.50%, 6/15/2012 (INS)            5.50(c)   6/15/2020        3,598
    2,500    Series 2002B, 5.55%, 6/15/2012 (INS)            5.55(c)   6/15/2021        1,785
   13,850   Quincy Hospital RB, Series 1993                  6.00     11/15/2018       14,142
            Regional Transportation Auth. GO,
   10,980    Series 1994C (PRE)(INS)                         7.10      6/01/2025       11,310
   23,980    Series 1999 (INS)                               5.75      6/01/2020       28,324
   37,550   Regional Transportation Auth. RB,
             Series 2000A (INS)                              6.50      7/01/2030       48,665
    4,555   State Sales Tax RB, FIRST Series 2001            5.13      6/15/2019        4,898

            INDIANA (3.0%)
            Bond Bank State Revolving Fund RB,
   10,440    Series 2000A                                    5.50      8/01/2021       11,539
   11,015    Series 2000A                                    5.50      8/01/2022       12,116
   21,750   Indianapolis Airport Facility RB, Series 1994    6.80      4/01/2017       22,545

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                  COUPON          FINAL       MARKET
   AMOUNT   SECURITY                                         RATE       MATURITY        VALUE
---------------------------------------------------------------------------------------------
$   7,500   St. Joseph County Hospital Auth. RB,
             Series 2000 (INS)                               5.63%     8/15/2033     $  8,069
            Transportation Finance Auth. Highway
             RB (MLO),
    5,000    Series 2000                                     5.38     12/01/2025        5,355
    7,410    Series 2003A (INS)                              5.25      6/01/2016        8,232

            IOWA (0.2%)
            Finance Auth. HealthCare RB,
    1,000    Series 2001 (INS)                               5.25      5/15/2021        1,052
    3,495    Series 2001 (INS)                               5.25      5/15/2026        3,604

            KENTUCKY (0.3%)
    5,000   Commonwealth State Property & Buildings
             Commission RB (PRE)(INS)                        5.38     10/01/2016        5,771

            LOUISIANA (0.6%)
            Ernest N. Morial Exhibit Hall Auth.
             Senior Subordinated Special Tax Bonds,
    5,000    Series 2004 (INS)                               5.00      7/15/2023        5,308
    2,000    Series 2004 (INS)                               5.00      7/15/2025        2,108
            Gasoline and Fuels Tax RB,
    2,440    Series 2002A (INS)                              5.38      6/01/2020        2,676
    2,245    Series 2002A (INS)                              5.38      6/01/2021        2,456

            MAINE (1.4%)
   27,750   State Turnpike Auth. RB, Series 2000 (INS)       5.75      7/01/2028       31,276

            MASSACHUSETTS (2.9%)
            Commonwealth GO,
    9,350    Series 2002B (PRE)(INS)                         5.50      3/01/2018       10,773
    4,790    Series 2002D (PRE)(INS)                         5.38      8/01/2022        5,504
      210    Series 2002D (INS)                              5.38      8/01/2022          241
   15,055   Commonwealth Special Obligation RB,
             Series 2002A (INS)                              5.38      6/01/2020       16,534
    5,000   Health and Education Facilities Auth. RB,
             Series 2000A (INS)                              5.88     10/01/2029        5,735
    2,500   Municipal Wholesale Electric Co. RB,
             Series 2001A (INS)                              5.25      7/01/2016        2,754
    5,000   Water Pollution Abatement Trust GO, Series 6     5.25      8/01/2020        5,442
   16,000   Water Resources Auth. RB,
             Series 2000A (INS)                              5.75      8/01/2030       18,069

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                  COUPON          FINAL       MARKET
   AMOUNT   SECURITY                                         RATE       MATURITY        VALUE
---------------------------------------------------------------------------------------------
            MICHIGAN (4.9%)
$   9,900   Battle Creek Downtown Development Auth
             Development Bonds, Series 1994 (PRE)            7.60%     5/01/2016     $ 10,151
    4,100   Detroit GO, Series 2001-A1 (INS)                 5.38      4/01/2017        4,558
   13,005   Dickinson County EDC PCRB, Series 1993           5.85     10/01/2018       13,292
            Hospital Finance Auth. RB,
   15,500    Series 1995A (PRE)                              7.50     10/01/2027       16,944
   43,000    Series 1999A (Ascension Hospital) (PRE)         6.13     11/15/2026       51,376
   10,000   Municipal Auth. Clean Water RB,
             Series 1999 (PRE)                               5.50     10/01/2021       11,617
    2,875   Wayne Charter County Airport RB,
             Series 2002C (INS)                              5.38     12/01/2018        3,190

            MINNESOTA (2.3%)
   41,565   St. Paul Housing and Redevelopment Auth
             Hospital RB, Series 1993A                       6.63     11/01/2017       42,185
   10,000   Washington County Housing and
             Redevelopment Auth. RB, Series 1998             5.50     11/15/2027        9,238

            MISSISSIPPI (0.1%)
    2,520   Hospital Equipment and Facilities Auth. RB,
             Series 2000 (INS)                               5.50      1/01/2027        2,703

            MISSOURI (0.5%)
   10,000   Highways and Transportation Commission RB,
             Series 2001A                                    5.00      2/01/2015       10,930

            NEBRASKA (0.7%)
    3,665   Lancaster County School District No. 1 GO,
             Series 2002                                     5.25      1/15/2022        3,949
            Platte County Hospital Auth. No. 1 RB,
    4,500    Series 2000 (INS)                               6.10      5/01/2025        4,977
    6,500    Series 2000 (INS)                               6.15      5/01/2030        7,224

            NEVADA (3.0%)
   16,150   Clark County EDC RB, Series 1999                 5.50      5/15/2029       16,765
   21,000   Clark County GO, Series 2000 (INS)               5.50      7/01/2025       22,909
   11,570   Clark County School District GO,
             Series 2001D (INS)                              5.25      6/15/2019       12,914
   14,180   Truckee Meadows Water Auth. RB,
             Series 2001A (INS)                              5.13      7/01/2020       15,211

26

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                  COUPON          FINAL       MARKET
   AMOUNT   SECURITY                                         RATE       MATURITY        VALUE
---------------------------------------------------------------------------------------------
            NEW JERSEY (2.4%)

$  15,000   Camden County Improvement Auth. RB,
             Series 1997                                     6.00%     2/15/2027     $ 14,206
    5,000   Highway Auth. RB, Series 2001 (Garden
             State Parkway) (PRE)(INS)                       5.25      1/01/2018        5,696
    2,500   Transportation Trust Fund Auth., Series 2003C    5.50      6/15/2024        2,761
   30,020   Turnpike Auth. RB, Series 2000A                  5.50      1/01/2027       32,033

            NEW YORK (20.3%)
            Battery Park City Auth. RB,
    3,000    Series 2003A                                    5.25     11/01/2021        3,282
    5,000    Series 2003A                                    5.25     11/01/2022        5,446
            Dormitory Auth. RB,
   21,500    Series 1996B (Mental Health Services)           6.00      8/15/2016       25,726
    5,010    Series 2000A (Rochester Univ.) 5.95%,
             7/01/2010 (INS)                                 5.95(c)   7/01/2020        3,818
    5,690    Series 2000A (Rochester Univ.) 6.00%,
             7/01/2010 (INS)                                 6.00(c)   7/01/2022        4,293
    3,210    Series 2000A (Rochester Univ.) 6.05%,
             7/01/2010 (INS)                                 6.05(c)   7/01/2024        2,399
    6,310    Series 2000B (State Univ. of New York) (PRE)    5.38      5/15/2018        7,307
    8,655    Series 2000B (State Univ. of New York) (PRE)    5.38      5/15/2019       10,022
    9,120    Series 2000B (State Univ. of New York) (PRE)    5.38      5/15/2020       10,560
   11,900    Series 2000C (Mt. Sinai Hospital)               5.50      7/01/2011       12,000
    9,000    Series 2002D (School Districts
             Financing Program) (INS)                        5.25     10/01/2023        9,706
    5,000    Series 2003 (Department of Health)              5.25      7/01/2016        5,479
    2,500    Series 2003 (Department of Health)              5.25      7/01/2017        2,720
    4,390    Series 2004 (Department of Health)(b)           5.00      7/01/2016        4,735
    5,240    Series 2004 (Department of Health)(b)           5.00      7/01/2020        5,481
    1,980    Series 2004 (Department of Health)(b)           5.00      7/01/2021        2,070
    1,130    Series 2004 (Department of Health)(b)           5.00      7/01/2022        1,175
    1,000    Series 2004 (Department of Health)(b)           5.00      7/01/2023        1,037
   10,910   Dutchess County IDA Civic Facility RB,
             Series 2000                                     5.75      8/01/2030       11,795
            Muni Bond Bank RB,
    7,000    Series C                                        5.25      6/01/2018        7,623
    8,415    Series C                                        5.25     12/01/2018        9,165
            New York City GO,
   22,740    Fiscal 2001 Series A                            5.75      5/15/2030       24,533
    8,210    Fiscal 2002 Series B                            5.30     12/01/2018        8,742

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                  COUPON          FINAL       MARKET
   AMOUNT   SECURITY                                         RATE       MATURITY        VALUE
---------------------------------------------------------------------------------------------
$   7,500    Fiscal 2002 Series G                            5.88%     8/01/2019     $  8,339
    6,350    Fiscal 2003 Series A                            5.75      8/01/2016        7,095
   10,510    Fiscal 2003 Series I                            5.75      3/01/2019       11,649
   10,000    Fiscal 2003 Series J                            5.50      6/01/2020       10,936
   10,000    Fiscal 2004 Series I(b)                         5.00      8/01/2022       10,338
   50,000    Series 1995B (PRE)(d)                           7.25      8/15/2019       51,656
    4,285    Series 1997I (PRE)                              6.25      4/15/2027        4,898
    8,780    Series 1997I                                    6.25      4/15/2027        9,766
    8,800    Series 2000A                                    6.00      5/15/2020        9,867
            New York City Municipal Water Finance
             Auth. RB,
   11,000    Series 1999A                                    5.75      6/15/2030       12,361
    4,975    Series 2000B (PRE)                              6.00      6/15/2033        5,941
    3,025    Series 2000B                                    6.00      6/15/2033        3,552
   15,000    Series 2002A                                    5.38      6/15/2018       16,579
    3,500    Series 2004B                                    5.00      6/15/2021        3,723
    6,000    Series 2004C                                    5.00      6/15/2035        6,234
    6,850   New York City Transit Auth. MTA COP,
             Series 2000A (INS)                              5.88      1/01/2030        7,839
            New York City Transit Auth. MTA RB,
    5,000    Series 2002A (INS)                              5.50     11/15/2018        5,637
    5,000    Series 2002A (INS)                              5.50     11/15/2019        5,606
            New York City Transitional Finance Auth. RB,
    1,770    Series 1999C (PRE)                              5.50      5/01/2025        2,048
    2,230    Series 1999C                                    5.50      5/01/2025        2,422
    5,000    Series 2001A                                    5.75      2/15/2017        5,737
    7,000    Series 2001A (PRE)                              5.38      2/15/2022        8,081
            Thruway Auth. Highway and Bridge Trust
             Fund RB,
   11,000    Series 2002A (INS)                              5.25      4/01/2020       11,945
    4,000    Series 2002B (INS)                              5.38      4/01/2018        4,433
            Thruway Auth. Second General Highway
             and Bridge Trust Fund RB,
    4,000    Series 2003A (INS)                              5.25      4/01/2018        4,430
    4,000    Series 2003A (INS)                              5.25      4/01/2019        4,405
            Tobacco Settlement Financing Corp. RB
             (State Appropriation Enhanced),
    7,000    Series 2003 A-1C                                5.50      6/01/2018        7,810
   18,500    Series 2003 A-1C                                5.50      6/01/2019       20,709
    7,500    Series 2003 B-1C                                5.50      6/01/2020        8,334
    3,000    Series 2003 B-1C                                5.50      6/01/2021        3,310

28

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                  COUPON          FINAL       MARKET
   AMOUNT   SECURITY                                         RATE       MATURITY        VALUE
---------------------------------------------------------------------------------------------
            Urban Development Corp. RB,
$   2,500    Series B (INS)                                  5.25%     3/15/2018     $  2,768
      895    Series B (INS)                                  5.25      3/15/2019          985
    2,390    Series B                                        5.25      3/15/2019        2,616

            NORTH CAROLINA (0.6%)
            Charlotte COP,
    3,120    Series G                                        5.25      6/01/2020        3,398
    5,445    Series G                                        5.25      6/01/2021        5,904
    4,000   Wake County Industrial Facilities PCRB,
             Series 2002                                     5.38      2/01/2017        4,324

            NORTH DAKOTA (0.3%)
    7,250   Fargo Health System RB, Series 2000A (INS)       5.63      6/01/2031        7,938

            OHIO (0.8%)
    7,325   Lorain County Health Care Facilities RB,
             Series 1998A                                    5.25      2/01/2021        7,137
            State University General Receipts Bonds,
    5,880    Series 2003B                                    5.25      6/01/2018        6,489
    3,465    Series 2003B                                    5.25      6/01/2019        3,798

            OKLAHOMA (0.4%)
    9,000   Norman Regional Hospital Auth. RB,
             Series 2002 (INS)                               5.50      9/01/2023        9,688

            PENNSYLVANIA (0.5%)
   10,000   Commonwealth GO, 1st Series 2002                 5.25      2/01/2019       10,955

            PUERTO RICO (0.2%)
    5,000   Housing Finance Auth. Capital Fund
             Program RB, Series 2003                         5.00     12/01/2019        5,366

            RHODE ISLAND (0.0%)(e)
      975   Housing and Mortgage Finance Corp. SFH RB,
             Series 15-A                                     6.85     10/01/2024          996

            SOUTH CAROLINA (3.6%)
    4,645   Educational Facilities Auth. RB,
             Series 2002 (Benedict College) (INS)            5.75      7/01/2017        5,220
    5,000   Georgetown County Environmental
             Improvement RB, Series 2002A                    5.70      4/01/2014        5,618

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                  COUPON          FINAL       MARKET
   AMOUNT   SECURITY                                         RATE       MATURITY        VALUE
---------------------------------------------------------------------------------------------
            Jobs Economic Development Auth. RB,
$   2,300    Series 2001 (Georgetown Memorial
             Hospital) (INS)                                 5.25%     2/01/2021     $  2,401
    3,750    Series 2001 (Georgetown Memorial
             Hospital) (INS)                                 5.38      2/01/2026        3,909
   30,000    Series 2002A (Bon Secours Health System)        6.00     11/15/2026       31,681
    2,000    Series 2002A (Bon Secours Health System)        5.63     11/15/2030        2,049
            Lexington County Health Services
             District, Inc. RB,
   12,000    Series 2002                                     5.50     11/01/2023       12,729
    8,000    Series 2002                                     5.75     11/01/2028        8,549
    8,000   Transportation Infrastructure Bank RB,
             Series 1999A (INS)                              5.25     10/01/2021        8,649

            TENNESSEE (0.7%)
   15,000   Shelby County Health Educational and
             Housing Facility RB, Series 2002
             (Methodist Healthcare)                          6.38      9/01/2019       16,768

            TEXAS (17.0%)
    1,350   Amarillo ISD GO (NBGA)                           5.00      2/01/2021        1,433
    1,060   Amarillo ISD GO (NBGA)                           5.00      2/01/2022        1,120
    1,500   Amarillo ISD GO (NBGA)                           5.00      2/01/2023        1,578
    1,000   Amarillo ISD GO (NBGA)                           5.00      2/01/2024        1,047
    1,525   Amarillo ISD GO (NBGA)                           5.00      2/01/2026        1,592
    2,500   Austin Airport System RB, Series 2003 (INS)      5.25     11/15/2017        2,751
    5,000   Austin Higher Education Auth. RB, Series 1998    5.25      8/01/2023        5,038
            Austin Public Improvements GO,
    6,585    Series 2001                                     5.13      9/01/2020        7,060
    6,930    Series 2001                                     5.13      9/01/2021        7,354
   19,500   Bell County Health Facilities Development
             Corp. RB, Series 1989 (ETM)                     6.50      7/01/2019       24,203
            Comal County Health Facilities
             Development Corp. RB,
    4,000    Series 2002A (McKenna Memorial
             Hospital Project)                               6.13      2/01/2022        4,191
    2,350    Series 2002A (McKenna Memorial
             Hospital Project)                               6.25      2/01/2032        2,436
            Cypress-Fairbanks ISD GO,
    3,595    Series 2001 (NBGA)                              5.25      2/15/2016        3,982
    8,500    Series 2001 (NBGA)                              5.25      2/15/2017        9,366
    4,240   Dallas ISD GO (PRE)(NBGA)                        5.50      2/15/2016        4,918

30

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                  COUPON          FINAL       MARKET
   AMOUNT   SECURITY                                         RATE       MATURITY        VALUE
---------------------------------------------------------------------------------------------
$   3,260   Dallas ISD GO (NBGA)                             5.50%     2/15/2016     $  3,690
            Del Mar College District Limited Tax Bonds,
    3,765    Series 2003 (INS)                               5.25      8/15/2019        4,125
    3,960    Series 2003 (INS)                               5.25      8/15/2020        4,319
    7,210   Duncanville ISD GO, Series 2001B (NBGA)          5.63      2/15/2024        8,006
   10,420   Edinburg Consolidated ISD GO,
             Series 2000 (NBGA)                              5.50      2/15/2030       11,374
    4,750   Fort Bend ISD GO, Series 1999 (NBGA)             5.38      2/15/2024        5,095
            Guadalupe-Blanco River Auth. RB,
    1,000    Series 2003 (INS)                               5.25      4/15/2019        1,093
    1,000    Series 2003 (INS)                               5.25      4/15/2021        1,083
    5,560   Harris County Health Facilities RB,
             Series 1992 (PRE)                               7.13      6/01/2015        5,616
   19,700   Harris County IDC RB, Series 1992(d)             6.95      2/01/2022       20,258
    6,000   Houston Water and Sewer Systems RB,
             Series 2002A (INS)                              5.25     12/01/2023        6,433
            Keller Higher Education Facilities Corp. RB,
    2,645    Series 2001A (INS)                              5.25      6/01/2021        2,785
    2,350    Series 2001A (INS)                              5.25      6/01/2026        2,428
            Lubbock County GO,
    4,865    Series 2003 (INS)                               5.38      2/15/2018        5,404
    5,125    Series 2003 (INS)                               5.38      2/15/2019        5,661
            Midlothian Development Auth. Tax
             Increment Contract RB,
    7,675    Series 1999                                     6.70     11/15/2023        7,892
   13,660    Series 2001                                     7.88     11/15/2021       15,225
   11,500   North Central Health Facilities Development
             Corp. RB, Series 2002 (INS)                     5.25      8/15/2022       12,257
    6,780   Northside ISD GO, Series 2001 (NBGA)             5.13      2/15/2022        7,142
   13,500   Port of Corpus Christi IDC PCRB,
             Series 1997A                                    5.45      4/01/2027       13,413
    5,815   Sabine River Auth. PCRB, Series B                6.15      8/01/2022        6,180
    4,060   San Antonio Electric and Gas System RB,
             Series 2002                                     5.38      2/01/2020        4,425
    4,000   San Antonio General Improvement GO,
             Series 2001                                     5.25      2/01/2017        4,398
            Spring Branch ISD GO,
    3,195    Series 2001 (NBGA)                              5.13      2/01/2019        3,435
   10,160    Series 2001 (NBGA)                              5.13      2/01/2022       10,701
    4,435   Texas A&M Univ. Board of Regents RB,
             Series 2001B                                    5.00      5/15/2021        4,627

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                  COUPON          FINAL       MARKET
   AMOUNT   SECURITY                                         RATE       MATURITY        VALUE
---------------------------------------------------------------------------------------------
            Texas Tech Univ. RB,
$   2,000    9th Series 2003 (INS)                           5.25%     2/15/2018     $  2,206
    2,570    9th Series 2003 (INS)                           5.25      2/15/2019        2,816
    6,420   Travis County Health Facilities Development
             Corp. RB, Series 1999A (PRE)(INS)               5.88     11/15/2024        7,572
            Tyler Health Facilities Development
             Corp. Hospital RB,
    3,700    Series 1993A (East Texas Medical Center)        6.75     11/01/2025        3,707
   10,300    Series 1993B (East Texas Medical Center)        6.75     11/01/2025       10,319
    7,350    Series 2001 (Mother Frances Hospital)           6.00      7/01/2027        7,662
    4,595    Series 2003 (Mother Frances Hospital)           5.75      7/01/2027        4,702
    7,585    Series 2003 (Mother Frances Hospital)           5.75      7/01/2033        7,707
            Univ. of Texas Board of Regents RB,
    5,000    Series 2001B (PRE)                              5.38      8/15/2017        5,735
    9,500    Series 2001B (PRE)                              5.38      8/15/2019       10,896
   19,985    Series 2002B                                    5.25      7/01/2019       21,908
    2,500    Series 2003B                                    5.25      8/15/2020        2,735
   24,280   Veterans' Land Board RB, Series 2002,
             6.25%, 8/01/2005(d)                             6.43(c)   8/01/2035       24,394
    7,500   Water Development Board Senior Lien RB,
             Series 1997B                                    5.00      7/15/2019        7,916
    7,420   Weatherford ISD GO, Series 2001 (NBGA)           5.45      2/15/2030        7,996
    3,000   Wichita Falls Water and Sewer Systems RB,
             Series 2001 (INS)                               5.38      8/01/2024        3,210

            UTAH (0.4%)
    7,150   Nebo School District GO,
             Series 2000 (PRE)(NBGA)                         5.50      7/01/2020        8,261

            VIRGINIA (0.2%)
    5,000   Greater Richmond Convention Center Auth. RB,
             Series 2000                                     6.25      6/15/2032        5,665

            WASHINGTON (1.5%)
    7,665   Health Care Facilities Auth. RB,
             Series 2001A (INS)                              5.25     10/01/2021        8,071
    5,000   Housing Finance Commission RB,
             Series 1999 (INS)                               6.00      7/01/2029        5,459
    9,830   Snohomish County GO, Series 2001 (INS)           5.13     12/01/2021       10,474
    5,495   Snohomish County Public Utility
             District No. 1 Electric RB (INS)                5.00     12/01/2017        5,996

32

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                  COUPON          FINAL       MARKET
   AMOUNT   SECURITY                                         RATE       MATURITY        VALUE
---------------------------------------------------------------------------------------------
            Spokane Public Facilities District RB,
$   1,000    Series 2003 (INS)                               5.75%    12/01/2020    $   1,149
    2,000    Series 2003 (INS)                               5.75     12/01/2021        2,295
    1,000    Series 2003 (INS)                               5.75     12/01/2022        1,142

            WISCONSIN (0.7%)
    7,250   Health and Education Facilities Auth. RB,
             Series 2001 (Froedtert & Community Health)      5.38     10/01/2021        7,531
    8,000   Univ. of Wisconsin Hospitals and Clinics Auth.
             RB, Series 2000 (INS)                           6.20      4/01/2029        9,319
                                                                                    ---------
            Total fixed-rate instruments (cost: $2,030,884)                         2,202,386
                                                                                    ---------

            PUT BONDS (1.4%)

            DISTRICT OF COLUMBIA (0.8%)
            MedStar Univ. Hospital RB,
   15,000    Series 2001B (PRE)                              6.63      8/15/2031       15,719
    3,500    Series 2001C (PRE)                              6.80      8/15/2031        3,836

            FLORIDA (0.1%)
    2,000   Duval County Housing Finance Auth. MFH RB,
             Series 1995 (NBGA)                              6.75      4/01/2025        2,068

            MICHIGAN (0.3%)
    5,500   Strategic Fund PCRB, Series 1995CC (INS)         4.85      9/01/2030        6,084

            MONTANA (0.2%)
    5,000   Forsyth PCRB, Series 1999A (INS)                 5.00     10/01/2032        5,440
                                                                                    ---------
            Total put bonds (cost: $31,139)                                            33,147
                                                                                    ---------

            VARIABLE-RATE DEMAND NOTES (1.1%)
            CALIFORNIA (0.3%)
            State Financing Auth. PCRB,
    1,575    Series 1996E (LOC)                              1.14     11/01/2026        1,575
    4,075    Series 1996F (LOC)                              1.14     11/01/2026        4,075

            NEW YORK (0.1%)
    2,050   Long Island Power Auth. RB, Series 3B (LOC)      1.10      5/01/2033        2,050

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2004

PRINCIPAL                                                    COUPON          FINAL       MARKET
   AMOUNT   SECURITY                                           RATE       MATURITY        VALUE
-----------------------------------------------------------------------------------------------
            WYOMING (0.7%)
            Sweetwater County PCRB,
$   5,000    Series 1990A (LOC)                                2.04%     7/01/2015   $    5,000
    6,135    Series 1992A                                      1.34      4/01/2005        6,135
    5,300    Series 1996B                                      1.22      7/15/2026        5,300
                                                                                     ----------
            Total variable-rate demand notes (cost: $24,135)                             24,135
                                                                                     ----------

            TOTAL INVESTMENTS (COST: $2,086,158)                                     $2,259,668
                                                                                     ==========

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA Investment Management Company (the Manager), under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (b) At March 31, 2004, the cost of securities purchased on a when-issued basis was $25,065,000.

         (c) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (d) At March 31, 2004, portions of these securities were segregated to cover when-issued purchases.

         (e) Represents less than 0.1% of net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2004

ASSETS
  Investments in securities, at market value (identified cost of $2,086,158)        $2,259,668
  Cash                                                                                     135
  Receivables:
     Capital shares sold                                                                   505
     Interest                                                                           32,389
     Securities sold                                                                    10,713
                                                                                    ----------
        Total assets                                                                 2,303,410
                                                                                    ----------
LIABILITIES
  Payables:
     Securities purchased (when-issued of $25,065)                                      25,065
     Capital shares redeemed                                                             1,807
     Dividends on capital shares                                                         2,591
  Accrued management fees                                                                  761
  Accrued transfer agent's fees                                                              3
  Other accrued expenses and payables                                                       74
                                                                                    ----------
        Total liabilities                                                               30,301
                                                                                    ----------
           Net assets applicable to capital shares outstanding                      $2,273,109
                                                                                    ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                   $2,099,939
  Accumulated net realized loss on investments                                            (340)
  Net unrealized appreciation of investments                                           173,510
                                                                                    ----------
           Net assets applicable to capital shares outstanding                      $2,273,109
                                                                                    ==========
  Capital shares outstanding                                                           160,842
                                                                                    ==========
  Authorized shares of $.01 par value                                                  290,000
                                                                                    ==========
  Net asset value, redemption price, and offering price per share                   $    14.13
                                                                                    ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA LONG-TERM FUND
YEAR ENDED MARCH 31, 2004

INVESTMENT INCOME

   Interest income                                               $116,375
                                                                 --------
EXPENSES

   Management fees                                                  7,587
   Administrative and servicing fees                                3,361
   Transfer agent's fees                                              902
   Custody and accounting fees                                        391
   Postage                                                             88
   Shareholder reporting fees                                          62
   Directors' fees                                                      7
   Registration fees                                                   68
   Professional fees                                                  100
   Other                                                               40
                                                                 --------
      Total expenses                                               12,606
   Expenses paid indirectly                                            (4)
                                                                 --------
      Net expenses                                                 12,602
                                                                 --------
NET INVESTMENT INCOME                                             103,773
                                                                 --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                8,432
   Change in net unrealized appreciation/depreciation              39,372
                                                                 --------
      Net realized and unrealized gain                             47,804
                                                                 --------
   Increase in net assets resulting from operations              $151,577
                                                                 ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA LONG-TERM FUND
YEARS ENDED MARCH 31,

                                                                2004           2003
                                                          -------------------------
FROM OPERATIONS

   Net investment income                                  $  103,773     $  107,415
   Net realized gain on investments                            8,432          2,268
   Change in net unrealized appreciation/depreciation
      of investments                                          39,372        112,774
                                                          -------------------------
      Increase in net assets resulting from operations       151,577        222,457
                                                          -------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                    (103,773)      (107,415)
                                                          -------------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                 208,600        226,909
   Dividend reinvestments                                     71,778         74,171
   Cost of shares redeemed                                  (301,161)      (262,608)
                                                          -------------------------
      Increase (decrease) in net assets from
         capital share transactions                          (20,783)        38,472
                                                          -------------------------
   Net increase in net assets                                 27,021        153,514

NET ASSETS

   Beginning of period                                     2,246,088      2,092,574
                                                          -------------------------
   End of period                                          $2,273,109     $2,246,088
                                                          =========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                14,921         16,740
   Shares issued for dividends reinvested                      5,144          5,450
   Shares redeemed                                           (21,617)       (19,361)
                                                          -------------------------
      Increase (decrease) in shares outstanding               (1,552)         2,829
                                                          =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA LONG-TERM FUND
MARCH 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Long-Term Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Securities are valued each business day by a pricing service
                 (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager),

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2004

                 an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2004, the cost of outstanding when-issued commitments for the Fund was $25,065,000.

           E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2004

              March 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $4,000.

           F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2004

         availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended March 31, 2004, the Fund paid CAPCO facility fees of $7,000. The Fund had no borrowings under either of these agreements during the year ended March 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended March 31, 2004, and 2003, was as follows:

                                               2004                 2003
                                           ---------------------------------
Tax-exempt income                          $103,773,000         $107,415,000

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2004

         As of March 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed net investment income           $  2,591,000
         Accumulated capital and other losses              (340,000)
         Unrealized appreciation                        173,510,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2004, the Fund had capital loss carryovers of $340,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2004, were $517,172,000 and $497,990,000, respectively.

         As of March 31, 2004, the cost of securities, for federal income tax purposes, was $2,086,158,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2004, for federal income tax purposes, were $182,604,000 and $9,094,000, respectively, resulting in net unrealized appreciation of $173,510,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2004

              management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper General Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                    AS A % OF THE FUND'S AVERAGE NET ASSETS
-------------------------------------------------------------------------------
+/- 0.20% to 0.50%                      +/- 0.04%
+/- 0.51% to 1.00%                      +/- 0.05%
+/- 1.01% and greater                   +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2004

              For the year ended March 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $7,587,000, which included a performance adjustment of $1,314,000.

           B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $3,361,000.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended March 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $902,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2004

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2004, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                              NET REALIZED
                                                                COST TO        GAIN (LOSS)
       SELLER                            PURCHASER             PURCHASER       TO SELLER
------------------------------------------------------------------------------------------
USAA Long-Term Fund              USAA California Bond Fund    $11,842,000       $333,000

USAA Long-Term Fund              USAA New York Bond Fund          445,000         15,000

USAA Long-Term Fund              USAA Florida Tax-Free         13,225,000        307,000
                                    Income Fund

USAA Long-Term Fund              USAA Virginia Bond Fund        2,261,000         52,000

USAA California Bond Fund        USAA Long-Term Fund            5,815,000        113,000

USAA Virginia Bond Fund          USAA Long-Term Fund              828,000         20,000

USAA New York Bond Fund          USAA Long-Term Fund            1,538,000         61,000

USAA Growth and Tax              USAA Long-Term Fund            1,073,000         29,000
   Strategy Fund

USAA Intermediate-Term           USAA Long-Term Fund            4,284,000        (25,000)
   Fund

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2004

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share operating performance for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED MARCH 31,
                                                ----------------------------------------------------------------------
                                                      2004            2003           2002           2001          2000
                                                ----------------------------------------------------------------------
Net asset value at beginning of period          $    13.83      $    13.11     $    13.41     $    12.75    $    13.92
                                                ----------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                               .65             .66            .70            .74           .76
   Net realized and unrealized gain (loss)             .30             .72           (.30)           .66         (1.17)
                                                ----------------------------------------------------------------------
Total from investment operations                       .95            1.38            .40           1.40          (.41)
                                                ----------------------------------------------------------------------
Less distributions:
   From net investment income                         (.65)           (.66)          (.70)          (.74)         (.76)
                                                ----------------------------------------------------------------------
Net asset value at end of period                $    14.13      $    13.83     $    13.11     $    13.41    $    12.75
                                                ======================================================================
Total return (%)*                                     7.01           10.76           3.03          11.35         (2.95)
Net assets at end of period (000)               $2,273,109      $2,246,088     $2,092,574     $2,098,984    $1,935,892
Ratio of expenses to average
   net assets (%)**                                    .56(a)          .54(a)         .46(a)         .36           .36
Ratio of net investment income to
   average net assets (%)**                           4.63            4.90           5.25           5.72          5.77
Portfolio turnover (%)                               22.81           29.11          39.84          46.62         29.04

 *  Assumes reinvestment of all net investment income distributions during the period.
**  For the year ended March 31, 2004, average net assets were $2,240,764,000.
(a) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                                         -               -           (.01%)          N/A           N/A

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of March 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

48

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

         ROBERT G. DAVIS (2)
         Director and Chairman of the Board of Directors
         Born: November 1946
         Year of Election or Appointment: 1996

         Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

         CHRISTOPHER W. CLAUS (2,4)
         Director, President, and Vice Chairman of the Board of Directors
         Born: December 1960
         Year of Election or Appointment: 2001

         President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

50

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D. (3, 4, 5, 6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Director
         Born: July 1943
         Year of Election or Appointment: 1992

         Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

         DAVID M. HOLMES
         Treasurer
         Born: June 1960
         Year of Appointment: 2001

         Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer,

52

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, USAA Shareholder Account Services, FAI, and FPS.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

               DIRECTORS       Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

          ADMINISTRATOR,       USAA Investment Management Company
     INVESTMENT ADVISER,       P. O. Box 659453
            UNDERWRITER,       San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT       USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

              CUSTODIAN        State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

    INDEPENDENT AUDITOR        Ernst & Young LLP
                               100 West Houston St., Suite 1900
                               San Antonio, Texas 78205

              TELEPHONE        Call toll free - Central time
       ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 10:30 a.m. to 7 p.m.

         FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
      INFORMATION ABOUT        For account servicing, exchanges,
           MUTUAL FUNDS        or redemptions
                               1-800-531-8448, in San Antonio 456-7202

        RECORDED MUTUAL        24-hour service (from any phone)
      FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

            MUTUAL FUND        (from touch-tone phones only)
         USAA TOUCHLINE        For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, in San Antonio 498-8777

        INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

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

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                            INSURANCE o MEMBER SERVICES

40858-0504                                 (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Tax Exempt Fund Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Tax Exempt Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Tax Exempt Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Tax Exempt Fund, Inc., consists of 10 funds. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for fiscal year ended March 31, 2003 and 2004 were $169,100 and $175,000, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit-related services related to the annual study of its internal controls for fiscal years ending March 31, 2003 and March 31, 2004 were $15,000 and $15,500, respectively. The Registrant did not accrue or pay Ernst & Young LLP any audit-related fees.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:



                 Review of Federal,
                 State and City        Quarterly         Review of US/UK Tax
                 Income and tax        Diversification   Treaty and issues
                 returns and excise    Review under      related to grantor
                 tax calculations      Subchapter M      trust                  TOTAL
--------------------------------------------------------------------------------------
FYE 3/31/2003        $33,600                -0-                  -0-           $33,600
FYE 3/31/2004        $34,800               $3,000              $1,547          $39,347
--------------------------------------------------------------------------------------
TOTAL                $68,400               $3,000              $1,547          $72,947
--------------------------------------------------------------------------------------

     All tax services were pre-approved by the Registrant's Audit Committee.


(d) ALL OTHER FEES. The Funds' investment adviser and transfer agent, USAA Investment Management Company (IMCO) and USAA Transfer Agency Company (dba USAA Shareholder Account Services) (SAS) paid Ernst & Young LLP aggregate fees of $21,036 for non-audit services related to the Funds for the fiscal year ended March 31, 2003. The services are detailed in the table below:


--------------------------------------------------------------------------------
                   DESCRIPTION OF OTHER SERVICES - FYE 3/31/2003
--------------------------------------------------------------------------------
 DESCRIPTION OF SERVICE             AMOUNT PAID                 PARTY PAYING
--------------------------------------------------------------------------------
Review of Corporate                   $ 7,960                        IMCO
Governance Procedures

Review of Anti-Money                  $ 2,500                        IMCO
Laundering Procedures

As of Review                          $ 4,000                        SAS

Reporting and Oversight Review        $ 6,576                        IMCO
--------------------------------------------------------------------------------
TOTAL                                 $21,036
--------------------------------------------------------------------------------


These services provided in the fiscal year ending March 31, 2003 were not pre-approved by the Audit Committee because the engagements occurred prior to the rule's effectiveness requiring such pre-approval. Any such other non-audit fees to be provided to the Funds' investment adviser or transfer agent (or other affiliated service provider to the Funds) directly related to fund operations will be subject to the pre-approval requirement. No such fees were paid in the fiscal year ending March 31, 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The total aggregate non-audit fees accrued or paid to Ernst & Young for services rendered to the Registrant, and the Registrant's investment adviser, IMCO, and transfer agent, SAS, for the fiscal years ending March 31, 2003 and March 31, 2004 were $109,636 and $76,847, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    October 22, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    October 26, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    October 26, 2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.